Business, Basis of Presentation and Significant Accounting Policies - Assumptions and Yields (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Long-term equity return assumption	9.00%
Long-term equity return assumption, cap	14.00%
Lookforward period	5 years
Credited interest rate maximum on fixed annuities and payout contracts without life contingencies		8.00%	8.00%
Individual and Group Life Insurance Reserves
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Interest rate used to calculate present value of future benefits, low end	2.50%
Interest rate used to calculate present value of future benefits, high end	7.70%
Future Policy Benefits and Claims Reserves
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Interest rate used to calculate present value of future benefits, low end	3.00%
Interest rate used to calculate present value of future benefits, high end	7.75%
Investment contract
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Credited interest rate maximum on fixed annuities and payout contracts without life contingencies	8.00%